24. Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2016 and 2015 and for the years then ended. Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2016	2015
ASSETS
Cash	$224	$14
Other investments	102	102
Equity in subsidiary	53,412	53,444
Other assets	20	—

Total Assets	$53,758	$53,560

STOCKHOLDERS’ EQUITY	$53,758	$53,560

CONDENSED STATEMENTS OF INCOME
	2016	2015

Interest and dividend income	$4	$4
Other income	—	—
Interest expense	—	—
Operating expense	(86)	(95)
	(82)	(91)

Income tax benefit	27	31
Equity in undistributed earnings of subsidiary	67	1,397

Net income	$12	$1,337

CONDENSED STATEMENTS OF CASH FLOWS
	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$12	$1,337
Adjustments to reconcile net income to net cash Used in operating activities:
Restricted stock expense	55	—
Equity in undistributed earnings of subsidiary	(67)	(1,397)
(Increase) decrease in other assets	(50)	43
Increase (decrease) in other liabilities	—	—

Net cash used in operating activities	(50)	(17)

CASH FLOWS FROM INVESTING ACTIVITIES:

Capital contributed to subsidiary bank	(850)	(300)

Net cash (used in) investing activities	(850)	(300)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	—	—
Issuance of Common Stock	1,110	—
Issuance of Preferred Stock	—	—
Redemption of capital securities	—	—

Net cash provided by financing activities	1,110	—

Net increase (decrease) in cash and cash equivalents	210	(317)

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	14	331

CASH AND CASH EQUIVALENTS AT END OF YEAR	$224	$14